INVESTMENTS - Associates and Joint Venture Investment Impact (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 19,283	$ 5,829
Current liabilities	(9,549)	(8,619)
Net income for the year	1,680	1,558
Associates | Joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	657	537
Long-term assets	3,187	3,254
Current liabilities	(1,559)	(990)
Long-term liabilities	(715)	(1,177)
Total net assets	1,570	1,624
Our share of net assets	831	855
Revenue	2,248	1,805
Expenses	(2,323)	(1,912)
Net income for the year	(75)	(107)
Our share of net loss	$ (31)	$ (44)